Amplify International Online Retail ETF
Schedule of Investments
July 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.5%
Marketplace - 35.8%
Alibaba Group Holding Ltd. - ADR (a)	1,145	$223,493
Americanas SA (a)	18,700	179,948
Baozun, Inc. - ADR (a) (b)	7,301	180,481
Coupang, Inc. (a) (b)	5,950	216,104
Dada Nexus Ltd. - ADR (a)	9,256	199,837
Deliveroo PLC (a) (c)	53,912	247,358
Delivery Hero SE (a) (c)	1,630	243,927
Demae-Can Co. Ltd. (a)	17,800	210,518
Facedrive, Inc. (a) (b)	27,059	200,718
Fiverr International Ltd. (a)	988	245,923
Global-e Online Ltd. (a)	4,275	297,711
Jumia Technologies AG - ADR (a) (b)	9,314	203,604
Just Eat Takeaway.com NV (a) (c)	2,554	226,717
KE Holdings, Inc. - ADR (a)	6,136	134,931
Kogan.com Ltd. (b)	28,457	217,331
MercadoLibre, Inc. (a)	155	243,148
Mercari, Inc. (a)	4,600	239,745
Ozon Holdings PLC - ADR (a)	4,278	223,354
Pinduoduo, Inc. - ADR (a)	2,160	197,878
Prosus NV	2,520	223,669
Rakuten Group, Inc.	21,300	233,475
Sea Ltd. - ADR (a)	890	245,782
Shopify, Inc. - Class A (a)	157	235,489
Tencent Holdings Ltd.	3,400	209,569
Uxin Ltd. - ADR (a) (b)	71,955	264,794
Yixin Group Ltd. (a) (c)	399,000	99,606
		5,645,110
Traditional Retail - 51.4%
About You Holding AG (a)	8,157	237,559
AO World PLC (a)	32,904	103,025
ASKUL Corp.	15,300	229,883
ASOS PLC (a)	3,356	177,589
BHG Group AB (a)	12,041	185,847
boohoo Group PLC (a)	54,355	197,245
Boozt AB (a) (c)	9,992	215,190
China Literature Ltd. (a) (c)	23,200	214,947
Cimpress PLC (a)	2,184	223,314
Cogobuy Group (a) (c)	282,000	84,914
Danawa Co. Ltd.	3,889	101,768
D-MARKET Elektronik Hizmetler ve Ticaret AS - ADR (a)	16,792	221,151
Dustin Group AB (c)	9,279	107,790
Farfetch Ltd. - Class A (a)	4,787	239,924
HelloFresh SE (a)	2,306	216,241
Home24 SE (a)	12,817	228,281
iQIYI, Inc. - ADR (a)	17,661	197,097
Istyle, Inc. (a)	23,000	92,210
JD.com, Inc. - ADR (a)	3,278	232,345
Kitanotatsujin Corp.	24,600	121,039
LightInTheBox Holding Co. Ltd. - ADR (a) (b)	57,589	73,714
MonotaRO Co. Ltd.	9,700	222,371
MYT Netherlands Parent BV - ADR (a)	7,945	229,134
N Brown Group PLC (a)	136,269	95,015
Newegg Commerce, Inc. (a) (b)	3,525	60,630
Ocado Group PLC (a)	8,979	231,578
Oisix ra daichi, Inc. (a)	6,100	216,210
Onion Global Ltd. - ADR (a)	30,977	105,941
PChome Online, Inc.	62,000	291,543
Redbubble Ltd. (a)	93,438	222,529
Shop Apotheke Europe NV (a) (c)	1,524	228,606
So-Young International, Inc. - ADR (a) (b)	26,767	191,652
SRP Groupe SA (a) (c)	26,105	102,153
Syuppin Co. Ltd.	10,500	107,153
Temple & Webster Group Ltd. (a)	32,573	286,117
THG PLC (a)	27,803	226,331
Verkkokauppa.com Oyj	10,082	102,098
Vipshop Holdings Ltd. - ADR (a)	13,031	216,705
YES24 Co. Ltd.	20,545	267,920
Yunji, Inc. - ADR (a) (b)	64,758	74,472
Zalando SE (a) (c)	1,930	214,579
Zero to Seven, Inc. (a)	20,011	212,244
zooplus AG (a)	715	243,333
ZOZO, Inc.	7,300	247,768
		8,097,155
Travel - 12.3%
Airtrip Corp.	9,500	206,879
Despegar.com Corp. (a)	18,496	233,235
DiDi Global, Inc. - ADR (a) (b)	20,005	206,252
eDreams ODIGEO SA (a)	13,657	113,038
MakeMyTrip Ltd. (a)	8,281	235,677
On the Beach Group PLC (a) (c)	23,905	108,019
Open Door, Inc. (a)	5,000	89,749
Trip.com Group Ltd. - ADR (a)	7,123	184,699
Trivago NV - ADR (a) (b)	77,848	228,873
Tuniu Corp. - ADR (a) (b)	48,691	98,356
Webjet Ltd. (a)	60,798	223,895
		1,928,672
Total Common Stocks (Cost $17,052,165)		15,670,937

MONEY MARKET FUNDS - 0.6%
Invesco Government & Agency Portfolio - Institutional Class - 0.03% (d)	93,211	93,211
Total Money Market Funds (Cost $93,211)		93,211

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.3%
First American Government Obligations Fund - Class X - 0.03% (d)	1,628,378	1,628,378
Total Investments Purchased with Proceeds from Securities Lending (Cost $1,628,378)		1,628,378
Total Investments - 110.4%
(Cost $18,773,754)		$17,392,526

Percentages are based on Net Assets of $15,749,608.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2021. Total value of securities out on loan is $1,523,498 or 9.7% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2021 the value of these securities amounted to $2,093,806 or 13.3% of net assets.

(d)	Seven-day yield as of July 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of July 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$476,383
Australia	949,871
Brazil	179,948
Britain	1,626,086
Canada	436,207
China	3,452,311
Finland	102,098
France	102,153
Germany	2,045,531
India	235,677
Ireland	223,314
Israel	543,634
Japan	2,217,000
Netherlands	678,992
Russia	223,354
Singapore	245,782
South Korea	798,037
Spain	113,038
Sweden	508,827
Taiwan	291,543
Turkey	221,151
Money Market Funds	93,211
Investments Purchased with Proceeds from Securities Lending	1,628,378
Total Level 1	17,392,526
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$17,392,526

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2021, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
As of July 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.